Business combination (Details) - Catanduva [Member] - BRL (R$) R$ in Thousands	Jun. 30, 2018	May 31, 2017
Business combination [Abstract]
Ownership percentage	50.00%
ASSETS [Abstract]
Cash and cash equivalents		R$ 1,513
Accounts receivable		2,280
Taxes recoverable		3,025
Other credits		22
Property, plant and equipment		14,125
Intangible assets - customer relationship		2,195
Total assets		23,160
LIABILITIES [Abstract]
Trade payables		(296)
Loans and financing		(544)
Tax installments		(5,900)
Taxes payables		(1,858)
Other liabilities		(1,373)
Deferred taxes liability		(746)
Total liabilities		(10,717)
Total identifiable net assets at fair value		12,443
Non-controlling interests at the proportionate share of the value of net identifiable assets acquired (50% of net assets)		R$ (6,221)